Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	LBGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$123	1.15%
[1]
Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of ClearBridge Mid Cap Growth Fund returned 14.11%. The Fund compares its performance to the Russell  Midcap Growth Index, which returned 19.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Palantir Technologies, in the IT sector, is a Saas provider with an artificial intelligence (AI)-powered operating system that helps its government and commercial customer base connect data to existing applications. The company’s share price rallied throughout the year on strong fundamental upward revisions and enthusiasm about AI.

↑
Comfort Systems USE, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space such as banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
Cava, in the consumer discretionary sector, owns and operates a chain of restaurants under the CAVA brand. The stock declined after reporting a slowdown in same-store sales growth, management cited soft consumer traffic amid macroeconomic uncertainty.

↓
Globant, in the IT sector, provides outsourced technology services to enterprises. The company’s share price declined following lower-than-expected quarterly earnings report, economic-related concerns and uncertainty over whether AI will help or hurt their business model.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	14.11	9.47	11.16
Class A (with sales charge)	7.83	8.17	10.50
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Growth Index	19.59	11.17	12.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 302,889,047
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 1,817,168
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$302,889,047
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	79
Total Management Fee Paid	$1,817,168
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	LBGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$202	1.89%
[3]
Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of ClearBridge Mid Cap Growth Fund returned 13.25%. The Fund compares its performance to the Russell  Midcap Growth Index, which returned 19.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Palantir Technologies, in the IT sector, is a Saas provider with an artificial intelligence (AI)-powered operating system that helps its government and commercial customer base connect data to existing applications. The company’s share price rallied throughout the year on strong fundamental upward revisions and enthusiasm about AI.

↑
Comfort Systems USE, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space such as banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
Cava, in the consumer discretionary sector, owns and operates a chain of restaurants under the CAVA brand. The stock declined after reporting a slowdown in same-store sales growth, management cited soft consumer traffic amid macroeconomic uncertainty.

↓
Globant, in the IT sector, provides outsourced technology services to enterprises. The company’s share price declined following lower-than-expected quarterly earnings report, economic-related concerns and uncertainty over whether AI will help or hurt their business model.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	13.25	8.67	10.32
Class C (with sales charge)	12.25	8.67	10.32
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Growth Index	19.59	11.17	12.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 302,889,047
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 1,817,168
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$302,889,047
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	79
Total Management Fee Paid	$1,817,168
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	LCMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$155	1.45%
[5]
Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of ClearBridge Mid Cap Growth Fund returned 13.70%. The Fund compares its performance to the Russell  Midcap Growth Index, which returned 19.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Palantir Technologies, in the IT sector, is a Saas provider with an artificial intelligence (AI)-powered operating system that helps its government and commercial customer base connect data to existing applications. The company’s share price rallied throughout the year on strong fundamental upward revisions and enthusiasm about AI.

↑
Comfort Systems USE, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space such as banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
Cava, in the consumer discretionary sector, owns and operates a chain of restaurants under the CAVA brand. The stock declined after reporting a slowdown in same-store sales growth, management cited soft consumer traffic amid macroeconomic uncertainty.

↓
Globant, in the IT sector, provides outsourced technology services to enterprises. The company’s share price declined following lower-than-expected quarterly earnings report, economic-related concerns and uncertainty over whether AI will help or hurt their business model.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	13.70	9.14	10.78
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Growth Index	19.59	11.17	12.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 302,889,047
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 1,817,168
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$302,889,047
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	79
Total Management Fee Paid	$1,817,168
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	LBGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$91	0.85%
[7]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of ClearBridge Mid Cap Growth Fund returned 14.45%. The Fund compares its performance to the Russell  Midcap Growth Index, which returned 19.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Palantir Technologies, in the IT sector, is a Saas provider with an artificial intelligence (AI)-powered operating system that helps its government and commercial customer base connect data to existing applications. The company’s share price rallied throughout the year on strong fundamental upward revisions and enthusiasm about AI.

↑
Comfort Systems USE, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space such as banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
Cava, in the consumer discretionary sector, owns and operates a chain of restaurants under the CAVA brand. The stock declined after reporting a slowdown in same-store sales growth, management cited soft consumer traffic amid macroeconomic uncertainty.

↓
Globant, in the IT sector, provides outsourced technology services to enterprises. The company’s share price declined following lower-than-expected quarterly earnings report, economic-related concerns and uncertainty over whether AI will help or hurt their business model.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	14.45	9.80	11.49
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Growth Index	19.59	11.17	12.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 302,889,047
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 1,817,168
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$302,889,047
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	79
Total Management Fee Paid	$1,817,168
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Growth Fund
Class Name	Class IS
Trading Symbol	LCMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$80	0.75%
[9]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of ClearBridge Mid Cap Growth Fund returned 14.57%. The Fund compares its performance to the Russell  Midcap Growth Index, which returned 19.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Palantir Technologies, in the IT sector, is a Saas provider with an artificial intelligence (AI)-powered operating system that helps its government and commercial customer base connect data to existing applications. The company’s share price rallied throughout the year on strong fundamental upward revisions and enthusiasm about AI.

↑
Comfort Systems USE, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space such as banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
Cava, in the consumer discretionary sector, owns and operates a chain of restaurants under the CAVA brand. The stock declined after reporting a slowdown in same-store sales growth, management cited soft consumer traffic amid macroeconomic uncertainty.

↓
Globant, in the IT sector, provides outsourced technology services to enterprises. The company’s share price declined following lower-than-expected quarterly earnings report, economic-related concerns and uncertainty over whether AI will help or hurt their business model.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class IS	14.57	9.91	11.56
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Growth Index	19.59	11.17	12.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 302,889,047
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 1,817,168
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$302,889,047
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	79
Total Management Fee Paid	$1,817,168
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.